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                              BINGHAM McCUTCHEN LLP
                                150 FEDERAL STREET
                         BOSTON, MASSACHUSETTS 02110-1726

                                   May 4, 2007

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

         Re: CGM Trust  (filing  relates to CGM Mutual Fund,  CGM Realty Fund and CGM Focus Fund (collectively, the "Series"))
             Registration Statement on Form N-1A
             (File Nos. 2-10653 and 811-82)
             ------------------------------

Ladies and Gentlemen:

         On behalf of our client, CGM Trust, a Massachusetts business trust (the "Trust"), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the forms of the Prospectuses and Statements of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 98 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on April 26, 2006, is the most recent amendment to the Trust's registration statement relating to the above-referenced Series of the Trust.

         Please call the undersigned at (617) 951-8029 with any comments or questions relating to this filing.

                                     Sincerely,

                                     /s/ Michelle R. Cirillo

                                     Michelle R. Cirillo